	ATTORNEYS AT LAW 4401 Eastgate Mall San Diego, CA 92121-1909 Main 858 550-6000 Fax 858 550-6420 www.cooley.com KENNETH J. ROLLINS (858) 550-6136 krollins@cooley.com	Broomfield, CO
720 566-4000
Palo Alto, CA
650 843-5000
Reston, VA
703 456-8000
San Francisco, CA
415 693-2000
June 10, 2005
VIA EDGAR, FAX AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, D.C. 20549
Attention:	Eduardo Aleman, Esq.
David Ritenour, Esq.

Re:	CryoCor, Inc.
Registration Statement on Form S-1 (File No. 333-123841)
Amendment No. 2

Dear Messrs. Aleman and Ritenour:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client CryoCor, Inc. (the “Company”), is Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on April 5, 2005. The copy of Amendment No. 2 that is included with the hard copy of this letter is marked to show changes from Amendment No. 1 to the Registration Statement that was filed on May 10, 2005 (“Amendment No. 1”).

In connection with the filing of Amendment No. 2, the Company desires to direct the staff of the Commission (the “Staff”) to the Company’s disclosure at pages 14 and 15, pages 41 and 42, pages 70 and 71, and page F-18 relating to a voluntary recall of the Company’s Model 1200 catheters (the “Model 1200”) in Europe and the removal by the Company of the Model 1200 from clinical trial use under the Investigational Device Exemption (the “IDE”) previously approved by the FDA. The circumstances surrounding the Company’s voluntary recall of the Model 1200 are described in Amendment No. 2. The Company supplementally advises the Staff that the Model 1200 was a predecessor to the CryoBlator catheter, and was in the process of being phased out and replaced by the CryoBlator catheter when the recall occurred. No patient adverse effects have been reported as a result of the circumstances leading to the voluntary recall of the Model 1200, and the Company is continuing its atrial fibrillation trial with the CryoBlator catheter as permitted under the terms of the IDE. The Company believes that the disclosures are appropriate given the facts and circumstances relating to the recall.

Amendment No. 2 is also being filed in response to comments received from the Staff by letter dated May 25, 2005 with respect to Amendment No. 1 to the Registration Statement. The numbering of the paragraphs below corresponds to the numbering in the comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of our responses correspond to the page numbers of Amendment No. 2.

Securities and Exchange Commission

June 10, 2005

Page Two

Staff Comments and Company Responses

Amendment No. 1 to Form S-1

1.	We note your response and the supplemental material provided in response to comment 5. The source provided in Tab 7 appears to indicate that the cost of certain drugs is actually excluded from the $9 billion disclosed to be spent annually on “drug-based therapy and other disease-related healthcare costs.” For this reason, and because the company’s system is likely to be approved for use in patients for whom drug therapy has failed, rather than as an alternative to drug therapy, it appears that the amount spent on drug-based therapy is not necessarily an appropriate indicator of the size of the company’s potential market. If you elect to retain the reference to the $9 billion figure in your prospectus, please revise to clarify, if true, that the company is unable to estimate the size of the potential market for its products and that the $9 billion spent on “drug-based therapy and other disease-related healthcare costs” is not necessarily a relevant indicator of the size of the company’s potential market.

The requested revisions have been made at pages 2 and 48.

Use of Proceeds, page 31

2.	We note your response to comment 15. It appears that most of the anticipated proceeds to be used for working capital and general corporate purposes will be used before FDA approval is obtained. Please provide more specific disclosure regarding the anticipated use of these proceeds.

The Company acknowledges the Staff’s comment and has made revisions at page 4 and 31 to provide more specific disclosure regarding its expected use of net proceeds from the offering, including the use of approximately $1 million for the prosecution of the Company’s intellectual property portfolio, the use of approximately $1 million for the production of consoles to be placed in medical centers and the use of approximately $4 million to cover costs expected to be incurred for facilities, manufacturing and quality system operations. The Company currently has no specific plans for major expenditures in addition to those described above, and the extent to which it commits to such additional expenditures in the future will depend largely on the amount of proceeds raised in this offering.

Securities and Exchange Commission

June 10, 2005

Page Three

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 38

3.	Please refer to prior comment 22. Please tell us and disclose why you are pursuing the interference proceedings which may result in substantial costs if the underlying patents are not material to your business. Explain to what the patents relate.

The Company acknowledges the Staff’s comment and advises the Staff that the Company has requested interference proceedings be declared between claims in two of the Company’s applications and two CryoCath patents which relate to certain primary and pre-cooling refrigeration system designs, and certain heat exchanger designs. The Company does not believe that a failure to get rights to these claims would have a material affect on its business, however, an award of these rights to the Company may have a material affect on CryoCath’s ability to compete with the Company in the United States. Clarifying revisions have been made at page 42, 76 and 83.

4.	Please refer to prior comment 23. We note your revised disclosure. It is not clear why you would not invest funds into selling and marketing activities outside the United States if this investment would result in significant sales. It is also not clear whether sales outside the United States will be negatively impacted unless and until you receive U.S. FDA approval. Please clarify.

The Company acknowledges the Staff’s comment and advises the Staff that it has not aggressively marketed its products in Europe because it believes that its financial resources have been better utilized continuing product development, which resulted in the Model 1200 catheter, the CryoBlator catheter and the initiation of the atrial flutter and atrial fibrillation clinical trials in the United States. The Company believes that the current status of European medical reimbursement is such that it is difficult to profitably commercialize a new medical device in Europe without corresponding U.S. product approvals. The Company believes that European approvals, designed to demonstrate product safety, are not as compelling for European physician adoption as U.S. approvals, which must demonstrate efficacy. Accordingly, the Company believes its resources have been better spent advancing the Company towards U.S. product approval as opposed to attempting to more broadly market its cryoablation system in Europe. Clarifying revisions have been made at page 39.

Securities and Exchange Commission

June 10, 2005

Page Four

Audit Committee, page 87

5.	We note your response to comment 35. However, particularly in light of Mr. Minocherhomjee’s status as a member of the board of managers of the limited liability company that controls the entities affiliated with William Blair & Company, L.L.C. that currently beneficially own approximately 24% of the company’s outstanding shares, we are unable to concur with your conclusion that Mr. Minocherhomjee is not an affiliated person within the meaning of Rule 10A-3 of the Exchange Act. Please revise accordingly.

In response to the Staff’s comment the Company has elected to rely upon Rule 10A-3(b)(1)(iv)(A) under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), pursuant to which the audit committee of the Company must consist of a majority of independent members within 90 days following the closing of the offering and all independent members within one year of the closing of the offering. The Company expects that Dr. Minocherhomjee will be replaced as a member of the Company’s audit committee within one year of the closing of the offering with a director considered independent under Rule 10A-3(b)(1)(iv)(A) under the Exchange Act and Nasdaq Rule 4350(c). Clarifying revisions have been made at page 88.

Certain Relationships and Related Party Transactions, page 104

Participation in this Offering, page 107

6.	We note your added disclosure that certain of your existing investors have indicated an interest in purchasing $12 million worth of the shares offered. Please revise to disclose the portion of the $12 million and the corresponding number of shares that are proposed to be purchased by each investor.

The requested revisions have been made at pages 109.

Description of Capital Stock, page 111

7.	Please discuss the purpose and effect of the provisions contained in Section 5(b) of the Bylaws that will be effective upon the closing of your offering.

The Company respectfully directs the Staff to page 118 and 119 to the third bullet under the heading “Amended and Restated Certificate of Incorporation and Bylaw Provisions” for a discussion of the purpose and effect of the requirements in Section 5(b) of the Bylaws applicable to stockholders who desire to present proposals or nominate directors at a meeting of the Company’s stockholders.

Securities and Exchange Commission

June 10, 2005

Page Five

Underwriting, page 121

8.	We note your response to comment 42, including your statement that the lead underwriter will seek a representation from members of the syndicate or selling group that they will comply with Section 5 in connection with any offer, sale or distribution of securities in the offering. Please additionally confirm, if true, that the lead underwriter will also obtain a representation from each member of the syndicate or selling group that the member will follow procedures for electronic distributions previously cleared with the staff if the member engages in the electronic offer, sale or distribution of securities in connection with this offering.

The Company advises the Staff that the lead underwriter has advised the Company that in accepting the invitation to join the syndicate or selling group, in addition to the representation that it will comply with Section 5 of the Securities Act in connection with any offer, sale or distributions of securities in this offering, each member of the syndicate or selling group will represent to the lead underwriter that the member will follow procedures for electronic distributions previously cleared with the Staff if the member engages in the electronic offer, sale or distribution of securities in connection with this offering.

Consolidated Financial Statements, page F-1

Note 1. Summary of Significant Accounting Policies, page F-8

Revenue Recognition, page F-9

9.	Please refer to prior comment 46. In your response you state that sales related to the disposable catheters account for 95% of your revenues. We also note from your website that the disposable catheter must be used in conjunction with the cryoablation console which incorporates the CryoArm. Please tell us and disclose if you loan the console equipment to your customers or if they must purchase the console equipment from other sources. If the disposable catheters you are selling are not being used with your console and CryoArm, then please revise the filing to clarify the nature of these sales. If you do loan the console equipment to your customers please tell us and disclose how this affects the pricing of the disposable catheters and how you account for the loaned equipment and why. In addition, please tell us why you do not currently sell the console system.

The Company advises the Staff that the Company’s practice is to lend cryoablation consoles to medical centers free of charge and to retain legal ownership of such consoles. Clarifying revisions have been made at pages F-10. As a result of the Company’s recent entry into the market, its strategy is to lend consoles to its customers in order to stimulate sales of its disposable catheters. The Company has not reclaimed any of the consoles placed in the field, and has no intention to do so, but retains the right to reclaim consoles in the event it becomes dissatisfied with a customer’s use of the console. The pricing of the disposable catheters has not changed as a result of the Company’s policy of lending consoles to its customers. The Company expenses the cost of a console when the console is placed into a medical center because it does not receive related revenues from the console and does not expect to physically recover the console. Clarifying revisions have been made at page F-10. In the future, as the demand for the Company’s products increases, the Company expects to begin charging its customers for the console through various programs, which could include outright sale, operating leases, sales-type

Securities and Exchange Commission

June 10, 2005

Page Six

leases, third-party leasing, or through an uplift charge for the Company’s disposable catheters. At such time as the Company begins to charge for the console the Company expects to modify its capitalization policy and revenue recognition policy, if necessary, to consider FAS 13, and FAS 98 and/or EITF 00-21 for multiple element arrangements.

Clinical Trial Expenses, page F-10

10.	Please refer to prior comment 47. In your response you state that you accrue the costs associated with your clinical patients when such costs become estimable and probable, in accordance with SFAS 5, however you disclose on page 45 and F-10 that these costs are accrued as the services to the patient are provided. Please reconcile and clarify how you account for costs associated with you clinical patients. Additionally, please tell us why the costs associated with your clinical patients should be accounted for as a loss contingency under SFAS 5 and not expensed as incurred under SFAS 2. Please explain in more detail your selection and application of U.S. GAAP. Discuss when you believe that the liability is incurred under your agreements and why. Discuss the significant terms, rights and obligations under these agreements and how your accounting considered these significant terms, rights and obligations.

The Company advises the Staff that it contracts with various medical centers to conduct its clinical trials and costs are accrued in accordance with the terms of the contracts as the services are provided to the patients. Such treatment is consistent with the disclosure on pages 46 and F-10.

The Company’s reference to SFAS 5 was not intended to imply that it considers these costs to be loss contingencies but rather that the accrual-related language “estimable” and “probable” is consistent with the Company’s ability to identify that a service has been performed under the contract. The Company believes it is in compliance with SFAS 2, and is expensing the costs at the point in time it has a contractual obligation to so.

The Company is currently working with 17 sites, has FDA approval for the AF pivotal trial to include 25 sites and has worked with no more than 25 sites at any point in time. The following is a summary of the significant terms and related payment obligations under the Company’s clinical site agreements:

- Screen failure – Approximately $500 is paid to a clinical site in each instance where a patient seeks to participate in the trial, is evaluated by the center, and for any reason the patient is deemed ineligible or doesn’t enroll in the trial;

- Ablation procedure – Approximately $10,000 to $15,000 is paid to a clinical site in each instance where a patient is randomized for an ablation procedure;

Securities and Exchange Commission

June 10, 2005

Page Seven

- Drug procedure – Approximately $8,000 to $12,000 is paid to a clinical site in each instance where a patient is randomized for drug therapy

- Drug failure – Approximately $15,000 to $19,000 is paid to a clinical site in each instance where a patient who was randomized for drug therapy fails drug therapy, and requests an ablation procedure as permitted under the trial protocol.

The Company monitors patient activity at each site very closely beginning at patient enrollment and receives timely information on outcomes of patient visits and procedures performed. As a result, the Company has the necessary information to make timely accruals for its clinical trial costs and believes that accruing the costs of its clinical trials at the time a service to the patient is provided is accurate.

Note 5. Preferred Stock and Stockholders’ Equity (Deficit), page F-18

Preferred Stock, page F-18

11.	In your disclosure you state that the Series A, B, C and D preferred stock will automatically convert into common shares concurrent with the closing of an underwritten public offering with a minimum per common share purchase price of $18.45 with gross proceeds of at least $40 million. However, we note that $18.45 is not within the offering range disclosed in the prospectus of $10.00 to $14.00 and that the minimum gross proceeds of $40 million will not be met in this offering of 2,850,000 shares of common stock. Therefore, please revise the document, specifically the Capitalization table, the Dilution table and the Consolidated Balance Sheets, to remove all disclosure of the automatic conversion of the preferred stock shares into the common stock shares at the completion of the initial public offering, or please tell us and revise to disclose if you reflect the conversion as a result of a vote that has occurred in which the Series A, B, C and D stockholders have agreed to the conversion.

The Company advises the Staff that it has entered into a Conversion and Amendment Agreement with its stockholders pursuant to which all of the outstanding shares of the Company’s Series A, B, C and D preferred stock will automatically convert into common stock immediately prior to and contingent upon the closing of an a firm commitment underwritten initial public offering of the Company’s common stock that is approved by the pricing committee of the Company’s board of directors. Clarifying revisions have been made at page F-21.

Securities and Exchange Commission

June 10, 2005

Page Eight

12.	Please refer to prior comment 50. In your response you state that the conversion rate for the Series B preferred stock is .2825, however you disclose that the conversion rate is ..2751. We also note that your response states that the total amount of converted shares is 5,910,024. However, on page 5 we note that you disclose the total amount of converted shares is 5,920,024. Please reconcile these mounts and revise, if necessary.

The Company acknowledges the Staff’s comment and has corrected its calculation of the conversion rate for the Series B preferred stock. The original issue price of the Series B preferred stock as described in the Company’s Certificate of Incorporation is $4.32 per share. The current conversion price of the Series B preferred stock is $15.3605. Dividing the original issue price of $4.32 per share by the current conversion price of $15.3605 results in the correct conversion rate of the Series B preferred stock of .2812. The incorrect calculations previously submitted to the Staff were used only in connection with the response letter dated May 10, 2005 and not in connection with any disclosures contained in the Registration Statement. The disclosures described in the Registration Statement providing for an aggregate of 5,920,024 shares of common stock issuable upon conversion of the Series B preferred stock are correct.

13.	Please refer to prior comment 49. In your response you state that you state that the additional common shares issuable related to the Series B and C convertible preferred stock as a result of the antidilution provisions do not result in a beneficial conversion feature. Please provide us with the following:

•	Please tell us and revise to disclose the original conversion rates of each of the Series A, B, C and D convertible preferred stock.

•	Please tell us the reason for the changes from the original conversion rates to the revised conversion rates and how you accounted for these changes.

•	Please tell us and revise to disclose all of the significant features related to the Series A, B, C and D convertible preferred stock including the anti-dilution terms. Additionally, we note in your response to comment 49 that you provide us with only the anti-dilution provisions related to Series B and C, please verify that there were no anti-dilution terms related to the Series A convertible preferred stock.

•	Please tell us why you believe that there is no incremental intrinsic value resulting from the resolution of the contingency under EITF 00-27.

The Company noted the Staff’s comment regarding the lack of disclosure relating to antidilution features associated with the Company’s Series A preferred stock. The Company confirms that its Series A preferred stock is subject to anti-dilution rights and has updated its calculations in the following tables to reference such antidilution features. Clarifying revisions (including the insertion of the following tables) have been added at pages F-19 through F-21.

The following tables disclose the original conversion rates of each of the Series A, B, C and D preferred stock and the adjustments to such conversion rates and the additional underlying shares

Securities and Exchange Commission

June 10, 2005

Page Nine

of common stock as a result of Series C and D preferred stock financings. These conversion rate adjustments resulted from weighted average anti-dilution rights associated with the Series A, B and C preferred stock and the cumulative dividends payable on the Series C and D preferred stock that impact the conversion rates of the Series C and D preferred stock.

Series	Original conversion rate (pre-split)	Original conversion rate (post- split)	Adjustment to conversion rate, due to anti-dilution protection in connection with Series C financing		Adjustment to conversion rate, due to anti-dilution protection in connection with Series D financing	Adjustment to conversion rate due to dividends, calculated for financial reporting purposes as of March 31, 2005	Adjusted conversion rate
A	1.00	.0323	—	(a)	.1706	—	.2029
B	1.00	.0323	.0071		.2418	—	.2812
C	1.00	.0323	—		.1746	.0301	.2370
D	1.00	.0323	—		—	.0035	.0358

(a)	There was no adjustment to the Series A conversion rate as a result of the Series C financing because the Series C original issue price of $2.70 exceeded the Series A conversion price of $2.58.

The conversion rate adjustments described in the table above resulted in the reservation of the following numbers of shares of common stock issuable upon conversion of the Series A, B, C and D preferred stock:

Series	Original equivalent shares of common stock (pre-split)	Original equivalent shares of common stock (post-split)	Shares of common stock to be issued due to weighted average anti-dilution resulting from Series C transaction	Shares of Common Stock to be issued due to weighted average anti-dilution resulting from Series D transaction	Shares of Common Stock to be issued due to dividends, calculated for financial reporting purposes as of March 31, 2005	Total shares of Common Stock to be issued
A	291,456	9,401	—	49,731	—	59,132
B	1,620,368	52,269	11,549	391,895	—	455,713
C	4,456,010	143,742	—	778,342	134,090	1,056,174
D	138,975,873	4,483,095	—	—	497,077	4,980,172

Total						6,551,191

Securities and Exchange Commission

June 10, 2005

Page Ten

The following table reflects the calculations performed by the Company to determine the incremental intrinsic value resulting from the antidilution adjustments to the Series A, B and C preferred stock. In performing the calculations reflected in the table below, the Company relied on Issue 7 of EITF 00-27, which provides that incremental intrinsic value resulting from contingencies (such as antidilution adjustments) must be determined at the time of a conversion price adjustment.

	Series A	Series B	Series C
Proceeds	$751,959	$7,000,000	$12,031,227

Original issued shares	291,456	1,620,368	4,456,010

Anti-Dilution shares	1,541,689	12,506,776	24,128,531

Total shares (including anti-dilution shares)	1,833,145	14,127,144	28,584,541

FV of Common at Preferred Issuance Dates	$0.27	$0.42	$0.27

Total fair value of common	$494,949	$5,933,400	$7,717,826

Beneficial conversion	$—	$—	$—

Based on the foregoing calculations, there is no incremental intrinsic value due to the resolution of contingencies resulting from the antidilution adjustments to the Company’s Series A, B and C preferred stock because the proceeds from the sale of each such series of preferred stock exceeded the fair market value of the number of shares of common stock into which such shares were convertible at the time of the antidilution adjustments. Clarifying revisions have been made at page F-21 relating to the foregoing discussion of intrinsic value.

The Company further determined that no incremental intrinsic value resulted from the accrual of dividends on the Company’s Series C and D preferred stock. In making such determination, the Company relied upon Issue 10 of EITF 00-27 which provides that if dividends are payable in either cash or shares of common stock, then such dividends do not result in a contingency for

Securities and Exchange Commission

June 10, 2005

Page Eleven

purposes of determining if a beneficial conversion has occurred. Because the dividends on the Company’s Series C and D preferred stock are payable in either cash or common stock (through an adjustment in the conversion feature), the Company does not meet the conditions described under Issue 10. However, the Company supplementally advises the Staff that it is accruing the dividends on its financial statements and reflecting such accruals as an increase to the net loss to arrive at the net loss attributable to the Company’s common stockholders.

The following table describes the significant features of each series of the Company’s preferred stock.

Series	Dividends	Anti-dilution	Redemption	Liquidation Preference	Liquidation position
A	8% per annum, payable as, and if, declared by the Company’s board of directors (non-cumulative)	Weighted average anti-dilution	None	$2.58 per share Additional pro rata interest in distributions after payment of all preferences. Maximum distribution of $7.74 per share	Paid after the Series B, C and D holders, but before common holders

B	8% per annum, payable as, and if, declared by the Company’s board of directors (non-cumulative)	Weighted average anti-dilution	None	$4.32 per share Additional pro rata interest in distributions after payment of all preferences Maximum distribution of $12.96 per share	Paid after the Series D holders, pari passu with Series C holders, and before the Series A holders and common holders

C	8% per annum, cumulating daily, decreasing to 2% per annum as of June 4, 2003 and ceasing to cumulate on June 4, 2005	Weighted average anti-dilution	None	$2.70 per share Additional pro rata interest in distributions after payment of all preferences Maximum distribution of $8.10 per share	Paid after the Series D holders, pari passu with the Series B holders, and before the Series A holders and common holders

D	8% per annum, cumulating annually on the anniversary date of each issuance, increasing retroactively to 10% if certain milestones are not achieved by August 2005	Full ratchet anti-dilution	June 4, 2008	$0.2976 per share, computed as 1.5X liquidation preference of original issue price Additional pro rata interest in distributions after payment of all preferences	Paid before the Series C holders, Series B holders, Series A holders and common holders

Securities and Exchange Commission

June 10, 2005

Page Twelve

Clarifying revisions have been made to page F-19 through F-22 of the Registration Statement to disclose the significant features of the Series A, B, C and D convertible preferred stock that are summarized above.

Stock Warrants, page F-21

14.	Please refer to prior comment 51. Please disclose the significant assumptions used to determine the fair value of the warrant issued in conjunction with the subordinated bridge notes. Tell us how you determined the amount of the beneficial conversion feature.

The Company acknowledges the Staff’s comment and has added the requested disclosure at page F-23. The Company’s determination of the beneficial conversion feature of the warrant was in accordance with Issue 1 of EITF 00-27, pursuant to which the Company determined the value of the warrants issued was $50,000, computed using the Black-Scholes valuation method with the following assumptions: 60% volatility, a 5-year option life and a fair value of common shares of $8.37 per share. Accordingly, of the $3 million in proceeds the Company received upon issuance of the convertible bridge notes, the Company allocated $50,000 of such proceeds to the value of the warrants and recorded $2.95 million in convertible bridge notes. The Company then applied the EITF “Issue 98-5 model” to the convertible bridge notes and determined the intrinsic value of the embedded conversion option to be $50,000. The Company recorded as interest expense the issuance of the warrants and the embedded beneficial conversion option, for a total of $100,000.

Securities and Exchange Commission

June 10, 2005

Page Thirteen

2000 Stock Option Plan, page F-22

15.	Please refer to prior comment 53. We continue to note that a material amount of equity instruments were granted during the 12 months prior to the date of the most recent balance sheet included in your Form S-1. Additionally, we note that your valuation is retrospective and the valuation determination was completed by your management and board of directors. That is, the valuation was not a contemporaneous valuation performed by an unrelated valuation specialist. Based on the facts provided, we continue to believe that you should disclose the following information for equity instruments granted during the 12 months prior to the most recent balance sheet included in the registration statement:

•	For each grant date, the number of options or shares granted, the exercise price, the fair value of the common stock, and the intrinsic value, if any, per option.

•	Since the valuation specialist was a related party (i.e., management) please include a statement disclosing that fact.

The Company acknowledges the Staff’s comment and has made the requested revisions at pages F-12 and F-25, including the insertion of a table at page F-25 of the Registration Statement that discloses, for each grant date, the number of options granted, the exercise price, the fair value of the common stock and the intrinsic value, if any, per option.

Stock Options Granted to Nonemployees, page F-24

16.	Please refer to prior comment 56. We note from your response and this note that you use a Black-Scholes valuation model to determine the fair value of the options granted to consultants. Please provide us with the fair value of the underlying common stock based upon the Company’s reassessed value at the time of vesting used in the Black Scholes model. Additionally, please reconcile your response where you state that a 7-year estimated life is used in the Black Scholes calculation with your disclosure on page F-24 where you state a 10-year estimated life is used in the calculation.

The following table provides the estimated fair value of the underlying common stock used by the Company to determine the fair value of the options granted to consultants in accordance with EITF 96-18.

Securities and Exchange Commission

June 10, 2005

Page Fourteen

Month	Estimated Fair Value of Common Stock
January 2004	$6.15
March 2004	$6.15
May 2004	$6.15
July 2004	$6.15
August 2004	$7.60
September 2004	$9.06
October 2004	$10.52
December 2004	$11.97
January 2005	$13.43
February 2005	$13.43
March 2005	$13.43

The Company acknowledges the Staff’s comment regarding the unreconciled estimated life of non-employee option grants and advises the Staff that it has confirmed that the estimated life used in the Black Scholes valuation model was 10 years.

Item 15. Recent Sales of Unregistered Securities, page II-2

17.	We note your response to comment 63. Please file the March 24, 2005 commitment agreement as an exhibit, or tell us why you believe it is not required to be filed.

The Company acknowledges the Staff’s comment and has filed the Commitment Agreement as Exhibit 10.16 to Amendment No. 2.

**********

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or requests regarding Amendment No. 2 or this response letter to me at (858) 550-6136 or Matt Browne at (858) 550-6045.

Sincerely,

Cooley Godward LLP

Kenneth J. Rollins, Esq.

cc:	Gregory M. Ayers, M.D., Ph.D., CryoCor, Inc.
Gregory J. Tibbitts, CryoCor, Inc.
Frederick T. Muto, Esq., Cooley Godward LLP
Matthew T. Browne, Esq., Cooley Godward LLP